Accounts receivable financing agreement (Details) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended			66 Months Ended	72 Months Ended
	Jun. 30, 2014	Dec. 31, 2021	Dec. 31, 2027	Dec. 31, 2026	Dec. 31, 2022	Dec. 31, 2026	Dec. 31, 2027	Jun. 30, 2021	Feb. 28, 2021	Dec. 31, 2020	May 31, 2020	Jul. 31, 2017
Disclosure of detailed information about borrowings [line items]
Current borrowings								$ 10,755,000		$ 14,228,000
Interest-bearing receivables financing
Disclosure of detailed information about borrowings [line items]
Current borrowings								5,052,000		$ 10,421,000
Accounts receivable financing agreement
Disclosure of detailed information about borrowings [line items]
Available borrowings (up to)												$ 800,000
2020 Research Tax Credit Financing
Disclosure of detailed information about borrowings [line items]
Current borrowings								4,016,000
Effective interest rate									6.20%		6.45%
2020 Research Tax Credit Financing | Forecast
Disclosure of detailed information about borrowings [line items]
Proceeds from governments loans, net of transaction costs		$ 558,000		$ 119,000		$ 677,000
2021 Research Tax Credit Financing
Disclosure of detailed information about borrowings [line items]
Current borrowings								$ 1,687,000
2021 Research Tax Credit Financing | Forecast
Disclosure of detailed information about borrowings [line items]
Proceeds from governments loans, net of transaction costs			$ 164,000		$ 1,012,000		$ 1,176,000
Factoring of receivables | Interest-bearing receivables financing
Disclosure of detailed information about borrowings [line items]
Available borrowings, percentage of face value of accounts receivable	90.00%